Significant accounting estimates and assumptions	12 Months Ended
Aug. 31, 2024
Significant accounting estimates and assumptions
Significant accounting estimates and assumptions

4. Significant accounting estimates and assumptions

The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Estimates and judgments are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual outcomes can differ from these estimates.

Going concern uncertainty

In assessing whether the going concern assumption is appropriate and whether there are material uncertainties that raise substantial doubt about the Company’s ability to continue as a going concern, management must estimate future cash flows for a period of at least twelve months following the end of the reporting period by considering relevant available information about the future. In addition, management must make assumptions about what actions it will take to increase the Company’s liquidity position. Given that it is difficult to adequately predict future cash flows and the Company’s ability to raise additional financing, management has concluded that there are material uncertainties related to events or conditions that raise substantial doubt upon the Company’s ability to continue as a going concern for at least the next twelve months.

Impairment of non-financial assets

Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The Company concluded the fair value less costs of disposal will yield a higher recoverable amount, which is based on a discounted cash flow (“DCF”) model. The fair value measurement is categorized within Level 3 of the fair value hierarchy. The cash flows are derived from cash flow projections over a 5-year period, including future investments and expansion activities that will enhance the performance of the assets of the CGU.

As at August 31, 2024, all of the Company’s goodwill is allocated to the boat rental operation CGU, which represents the lowest level within the Company at which the goodwill is monitored for internal management purposes. For the year ended August 31, 2024, the Company recorded a goodwill impairment loss of $8,704,182. See note 5 for details.

The recoverable amount is sensitive to the discount rate used for the DCF model, as well as the expected future cash-inflows, gross profit and the growth rate used for extrapolation purposes. The post-tax discount rate of 28% used in the DCF is based on a weighted average cost of capital calculated using observable market-based inputs or a benchmark of a sample of representative publicly traded companies. The long-term growth rate of 2% used for extrapolation purposes is based on published research growth rates. Any reasonable negative change in the key assumptions used could cause the carrying value of this CGU to exceed its recoverable amount.

Financial instruments measured at fair value

In measuring financial instruments at fair value, the Company makes estimates and assumptions, including estimates and assumptions about interest rates, credit spreads and other market conditions. Financial instruments measured at fair value include derivative liabilities [note 17] and investment in Limestone [note 8].

Provision for impairment of inventories

The provision for impairment of inventories assessment requires a degree of estimation and judgment. The level of the provision is assessed by taking into account the recent sales experience, the ageing of inventories and other factors that affect inventory obsolescence.

Income tax

Provisions for taxes are made using the best estimate of the amount expected to be paid based on a qualitative assessment of all relevant factors. The Company reviews the adequacy of these provisions at the end of the reporting period. However, it is possible that at some future date an additional liability could result from audits by taxing authorities. Where the final outcome of these tax-related matters is different from the amounts that were initially recorded, such differences will affect the tax provisions in the period in which such determination is made.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

In assessing the recoverability of deferred tax assets, the Company relies on the same forecast assumptions used elsewhere in the financial statements and in other management reports, which, among other things, reflect the potential impact of climate-related development on the business.

Share-based payments

The Company measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instrument at the date at which they are granted. The fair value is determined by using the Black-Scholes model taking into account the terms and conditions upon which the instruments were granted. Judgment is exercised in determining the expected life and historical volatility. The accounting estimates and assumptions relating to equity-settled share-based payments would have no impact on the carrying amounts of assets and liabilities but may impact profit or loss and equity.

Lease term

The lease term is a significant component in the measurement of both the right-of-use asset and lease liability. Judgment is exercised in determining whether there is reasonable certainty that an option to extend the lease will be exercised, when ascertaining the periods to be included in the lease term. In determining the lease term, all facts and circumstances that create an economical incentive to exercise an extension option are considered at the lease commencement date. The Company reassesses whether it is reasonably certain to exercise an extension option if there is a significant event or significant change in circumstances.

Incremental borrowing rate

Where the interest rate implicit in the lease cannot be readily determined, an incremental borrowing rate is estimated to discount future lease payments to measure the present value of the lease liability at the lease commencement date. Such a rate is based on what the Company estimates it would have to pay a third party to borrow the funds necessary to obtain an asset of a similar value to the right-of-use asset, with similar terms, security and economic environment.